Commitments, Guarantees and Contingencies (Details) (USD $)							12 Months Ended																																																12 Months Ended								12 Months Ended														12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Feb. 26, 2013 Letters of Credit [Member ]	Dec. 31, 2012 Letters of Credit [Member ]	Dec. 31, 2012 Guarantees of Third Party Obligations [Member]	Dec. 31, 2012 Fuel Purchase Contracts [Member]		Dec. 31, 2012 Energy and Capacity Purchase Contracts [Member]		Dec. 31, 2012 Construction Contracts for Capital Assets [Member]		Dec. 31, 2012 Construction [Member]	Dec. 31, 2012 Appalachian Power Co [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Letters of Credit [Member ]	Dec. 31, 2012 Appalachian Power Co [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2012 Appalachian Power Co [Member] Energy and Capacity Purchase Contracts [Member]		Dec. 31, 2012 Appalachian Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2012 Appalachian Power Co [Member] Construction [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member]		Dec. 31, 2011 Indiana Michigan Power Co [Member]		Dec. 31, 2012 Indiana Michigan Power Co [Member] Letters of Credit [Member ]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2012 Indiana Michigan Power Co [Member] Energy and Capacity Purchase Contracts [Member]		Dec. 31, 2012 Indiana Michigan Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2012 Indiana Michigan Power Co [Member] Construction [Member]	Dec. 31, 2012 Ohio Power Co [Member]	Dec. 31, 2012 Ohio Power Co [Member] Letters of Credit [Member ]	Dec. 31, 2012 Ohio Power Co [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2012 Ohio Power Co [Member] Energy and Capacity Purchase Contracts [Member]		Dec. 31, 2012 Ohio Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2012 Ohio Power Co [Member] Construction [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2012 Public Service Co of Oklahoma [Member] Energy and Capacity Purchase Contracts [Member]		Dec. 31, 2012 Public Service Co of Oklahoma [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2012 Public Service Co of Oklahoma [Member] Construction [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Letters of Credit [Member ]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Guarantees of Third Party Obligations [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Fuel Purchase Contracts [Member]		Dec. 31, 2012 Southwestern Electric Power Co [Member] Energy and Capacity Purchase Contracts [Member]		Dec. 31, 2012 Southwestern Electric Power Co [Member] Construction Contracts for Capital Assets [Member]		Dec. 31, 2012 Southwestern Electric Power Co [Member] Construction [Member]	Dec. 31, 2012 Alaskan Villages' Claims [Member] From [Member]	Dec. 31, 2012 Alaskan Villages' Claims [Member] To [Member]	Dec. 31, 2012 Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]	Dec. 31, 2012 Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Decommissioning and Low Level Waste Accumulation Disposal [Member]	Dec. 31, 2011 Decommissioning and Low Level Waste Accumulation Disposal [Member]	Dec. 31, 2010 Decommissioning and Low Level Waste Accumulation Disposal [Member]	Dec. 31, 2012 Decommissioning and Low Level Waste Accumulation Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2011 Decommissioning and Low Level Waste Accumulation Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2010 Decommissioning and Low Level Waste Accumulation Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Nuclear Incident Liability [Member]	Dec. 31, 2012 Nuclear Incident Liability [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Cook Plant Unit 1 Fire and Shutdown [Member]	Dec. 31, 2012 Cook Plant Unit 1 Fire and Shutdown [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2012 Spent Nuclear Fuel Disposal [Member]	Dec. 31, 2011 Spent Nuclear Fuel Disposal [Member]	Dec. 31, 2012 Spent Nuclear Fuel Disposal [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2011 Spent Nuclear Fuel Disposal [Member] Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year	$ 3,006,000,000							$ 2,642,000,000	[1]	$ 177,000,000	[2]	$ 187,000,000	[3]		$ 657,051,000		$ 611,664,000	[1]	$ 32,293,000	[2]	$ 13,094,000	[4]		$ 425,674,000					$ 330,157,000	[1]	$ 89,128,000	[2]	$ 6,389,000	[4]		$ 1,235,047,000		$ 1,167,631,000	[1]	$ 45,009,000	[2]	$ 22,407,000	[4]		$ 198,625,000	$ 119,855,000	[1]	$ 69,216,000	[2]	$ 9,554,000	[4]		$ 338,038,000			$ 296,426,000	[1]	$ 19,714,000	[2]	$ 21,898,000	[4]
For 2-3 years	4,287,000,000							3,928,000,000	[1]	359,000,000	[2]	0	[3]		777,311,000		711,277,000	[1]	66,034,000	[2]	0	[4]		713,724,000					535,223,000	[1]	178,501,000	[2]	0	[4]		2,104,577,000		2,012,580,000	[1]	91,997,000	[2]	0	[4]		281,924,000	140,535,000	[1]	141,389,000	[2]	0	[4]		526,963,000			487,711,000	[1]	39,252,000	[2]	0	[4]
For 4-5 years	3,222,000,000							2,854,000,000	[1]	368,000,000	[2]	0	[3]		612,480,000		544,598,000	[1]	67,882,000	[2]	0	[4]		515,373,000					336,830,000	[1]	178,543,000	[2]	0	[4]		1,636,508,000		1,542,218,000	[1]	94,290,000	[2]	0	[4]		258,474,000	113,035,000	[1]	145,439,000	[2]	0	[4]		357,409,000			316,753,000	[1]	40,656,000	[2]	0	[4]
After 5 years	5,402,000,000							2,908,000,000	[1]	2,494,000,000	[2]	0	[3]		1,139,651,000		553,315,000	[1]	586,336,000	[2]	0	[4]		1,057,301,000					447,930,000	[1]	609,371,000	[2]	0	[4]		2,288,592,000		1,368,019,000	[1]	920,573,000	[2]	0	[4]		726,687,000	197,788,000	[1]	528,899,000	[2]	0	[4]		585,168,000			340,969,000	[1]	244,199,000	[2]	0	[4]
Total Contractual Commitments	15,917,000,000							12,332,000,000	[1]	3,398,000,000	[2]	187,000,000	[3]		3,186,493,000		2,420,854,000	[1]	752,545,000	[2]	13,094,000	[4]		2,712,072,000					1,650,140,000	[1]	1,055,543,000	[2]	6,389,000	[4]		7,264,724,000		6,090,448,000	[1]	1,151,869,000	[2]	22,407,000	[4]		1,465,710,000	571,213,000	[1]	884,943,000	[2]	9,554,000	[4]		1,807,578,000			1,441,859,000	[1]	343,821,000	[2]	21,898,000	[4]
Maximum Future Payments for Letters of Credit [Abstract]
Maximum Future Payments for Letters of Credit						131,000,000																						150,000									2,102,000																	4,448,000
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported						402,000,000										229,650,000												77,000,000									50,000,000
Bilateral Letters of Credit						407,000,000										232,293,000												77,886,000									50,575,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Credit Facilities, Total	3,250,000,000					3,250,000,000
Letters of Credit Limit						1,350,000,000
Maximum Future Payments for Letters of Credit						131,000,000																						150,000									2,102,000																	4,448,000
Increased and Extended Credit Facility					1,750,000,000
Additional Credit Facility Issued					1,000,000,000
Variable Rate PCBs Supported						402,000,000										229,650,000												77,000,000									50,000,000
Bilateral Letters of Credit						407,000,000										232,293,000												77,886,000									50,575,000
Guarantees of Mine Reclamation, Amount							115,000,000																																																115,000,000
Estimated Final Cost Mine Reclamation							58,000,000																																																58,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs							59,000,000																																																59,000,000
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent							18,000,000																																																18,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent							41,000,000																																																41,000,000
Amount Required for Relocation of the Village																																																															95,000,000	400,000,000
Expense Recorded Due to Remediation Work Remaining Provision																																																																	10,000,000	10,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Minimum																																																																			1,300,000,000			1,300,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Maximum																																																																			1,700,000,000			1,700,000,000
Amount Recovered in Rates for Decommissioning Costs																																																																			14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000
Decommissioning Trust Assets Amount																																																																			1,400,000,000	1,300,000,000		1,400,000,000	1,300,000,000
Disposal, Assessed Fees and Related Interest	265,000,000	[5]	265,000,000	[5]																				265,249,000	[6]	265,065,000	[6]
Trust Fund Assets One Time Fee Obligation For Nuclear Fuel Disposition																																																																													308,000,000	308,000,000	308,000,000	308,000,000
Recovery of Spent Nuclear Fuel Storage Costs																																																																													20,000,000	14,000,000	20,000,000	14,000,000
Insurance Coverage for Property Damage, Decommissioning and Decontamination																																																																									1,800,000,000	1,800,000,000
Purchases Coverage for Property Damage, Decommissioning and Decontamination																																																																									1,000,000,000	1,000,000,000
Contingent Financial Obligation for Mutual Iinsurance																																																																									40,000,000	40,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident																																																																									12,600,000,000	12,600,000,000
Commercially Available Insurance																																																																									375,000,000	375,000,000
Remainder of the Liability Provided by a Deferred Premium Assessment																																																																									117,500,000	117,500,000
Deferred Premium Assessment Annual Payment																																																																									17,500,000	17,500,000
Assessed Amount per Nuclear Incident																																																																									235,000,000	235,000,000
Annual Installments																																																																									35,000,000	35,000,000
Commercially Available Insurance for Catastrophic Nature																																																																									375,000,000	375,000,000
Liability Coverage Under the Price-Anderson Act																																																																									12,200,000,000	12,200,000,000
Estimated Repair of the Property Damage and Rotor Replacement Cost																																																																											400,000,000	400,000,000
Estimated Construction Expenditures for 2013														3,600,000,000									370,000,000												484,000,000									617,000,000								295,000,000										398,000,000
Current Amount Recoverable from the Federal Government																																																																													32,000,000		32,000,000
Noncurrent Amount Recoverable from the Federal Government																																																																													$ 13,000,000		$ 13,000,000

[1]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[2]	Represents contractual commitments for energy and capacity purchase contracts.
[3]	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.
[4]	Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.
[5]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).
[6]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).